Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Balance outstanding at year end	$ 5,098	$ 5,746
Average daily balance during the year	7,797	11,328
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$ 9,589	$ 15,141
Weighted-average interest rate at year end	0.12%	0.12%